Related party transactions	12 Months Ended
Mar. 27, 2021
Related Party Transactions [Abstract]
Related party transactions

15.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
	(In thousands)
Expenses incurred:

Management fees to related parties (b)	—	—	61
Consultant fees to a related party (d) & (g)	209	229	231
Expense reimbursement to a related party (e)	30	68	167
Interest expense on cash advance received from controlling shareholder (c)	370	426	455
Compensation paid to a related party (f)	329	345	385

Balances:

Accounts payable to related parties	66	231	142
Interest payable on cash advance received from controlling shareholder (c)	269	448	90

(b)
Effective January 1, 2016, the Company entered into a management consulting services agreement with Gestofi S.A. (“Gestofi”), all in accordance with the Company’s Code of Conduct relating to related party transactions. Under the management consulting services agreement, Gestofi provides the Company with services related to the obtaining of financing, mergers and acquisitions, international expansion projects, and such other services as the Company may request. Under the agreement, the Company paid an annual retainer of €140,000 (approximately $202,000 in Canadian dollars). The original term of the agreement was until December 31, 2016 and the agreement was automatically extended for successive terms of one year as neither party gave a 60 days’ notice of its intention not to renew. The yearly renewal of the agreement was subject to the review and approval of the Company’s corporate governance and nominating committee and the Board of Directors in accordance with the Company’s Code of Conduct relating to related party transactions. In November 2018, the agreement was renewed on the same terms and conditions except that the retainer was reduced to €40,000 (approximately $61,000 in Canadian dollars). In March 2019, the agreement was amended to (i) eliminate the yearly retainer and reimburse only the out-of-pocket
expenses related to the services, and (ii) allow for a success fee to be mutually agreed upon between the Company and Gestofi in the event that financing or a capital raise is achieved. This agreement has been renewed annually and was renewed in November 2020 for an additional one-year
term. In fiscal 2021, 2020, and 2019, the Company incurred expenses of nil, nil, and €40,000 (approximately nil, nil, and $61,000 in Canadian dollars) respectively, under this agreement to Gestofi.

(c)
The Company has a cash advance outstanding from its controlling shareholder, Montel S.à.r.l. (“Montel”, formerly Montrovest), of USD$1.5 million (approximately $2 million in Canadian dollars) originally received in May 2009 from Montrovest. This cash advance was provided to the Company by Montrovest to finance working capital needs and for general corporate purposes. This advance and any interest thereon is subordinated to the indebtedness of the Company’s

Credit Facility and Term Loan. This cash advance bears an annual interest rate of 11%, net of withholding taxes, representing an effective interest rate of approximately 12%, and is repayable upon demand by Montel once conditions stipulated in the Company’s Credit Facility permit such a payment. At March 27, 2021 and March 28, 2020 advances payable to the Company’s controlling shareholder amounted to USD$1.5 million (approximately $1.9 million and $2.1 million in Canadian dollars), respectively.

On July 28, 2017, the Company received a USD $2.5 million (approximately $3.3 million in Canadian dollars) loan from Montrovest (now Montel), to finance its working capital needs. This loan bears interest at an annual rate of 11%, net of withholding taxes, representing an effective interest rate of approximately 12%, and is due and payable in two equal payments of USD$1.25 million (approximately $1.55 million in Canadian dollars) in each of July 2018 and July 2019. During fiscal year 2019, USD$1.25 million (approximately $1.55 million in Canadian dollars) was repaid. In May 2019, Montel granted the Company a one year extension of the term of the outstanding balance of $1.8 million (USD $1.25 million) which was scheduled to be fully repaid in July 2019. In December 2019, the Company obtained a one-year
moratorium on principal repayments and as such the loan became due in December 2020. In June 2020, the Company obtained a new moratorium on principal repayments and as such the loan will become due the earlier of August 31, 2021 or 10 days following a recapitalization. At March 27, 2021 and March 28, 2020, loans payable to the Company’s controlling shareholder amounted to USD$1.25 million (approximately $1.6 million and $1.8 million in Canadian dollars), respectively.
Due to the Montrovest Merger, Montrovest’s separate legal existence ceased and as a result of such merger, the cash advance agreements as well as the loan agreement have been assumed by Montel.

(e)
In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011, the Company’s corporate governance and nominating committee and Board of Directors approved the reimbursement to Regaluxe Srl, of certain expenses, such as rent, communication, administrative support and analytical service costs, incurred in supporting the office of Dr. Lorenzo Rossi di Montelera, the Company’s then Chairman, and of Mr. Niccolò Rossi di Montelera, the Company’s Chairman of the Executive Committee and the Company’s current Executive Chairman of the Board, for the work performed on behalf of the Company, up to a yearly maximum of USD$260,000 (approximately $340,000 in Canadian dollars). The yearly maximum was reduced to USD$130,000 (approximately $170,000 in Canadian dollars), and in fiscal 2019 the terms were amended so that only administrative support and analytical service costs can be reimbursed.

This agreement was further renewed in March 2020 on the same terms and conditions except that the expenses would be invoiced in Euros. In March 2021
,
the agreement was renewed for an additional
one-year
te
r
m on the same terms and conditions. During fiscal 2021, 2020, and 2019, the Company incurred expenses of €20,000, €46,000, and USD$127,000, (approximately $30,000, $68,000, and $167,000 in Canadian dollars) respectively to Regaluxe Srl under this agreement.

(f)
Effective January 1, 2017, the Company agreed to total annual compensation of €250,000 (approximately $388,000 in Canadian dollars),with Mr. Niccolò Rossi di Montelera in connection with his appointment as Executive Chairman of the Board and Chairman of the Executive Committee. As an effort to mitigate the financial impact of
COVID-19,
from the onset of the
COVID-19
pandemic, Mr. Niccolò Rossi di Montelera agreed to a
COVID-19
fee reduction of 20% for the months of April, May and June 2020, 10% for the months of July to December, and 20% for the months of January to March 2021 In fiscal 2021, 2020, and 2019, the Company incurred costs of €213,000, €233,000 and €250,000 (approximately $332,000, $345,000, and $385,000 in Canadian dollars), respectively in connection with this agreement.

(g)
On March 28, 2018, the Company’s Board of Directors approved the Company’s entry into a consulting services agreement with Carlo Coda Nunziante effective April 1, 2018. Under the agreement, Carlo
Coda-Nunziante,
the Company’s former Vice President, Strategy, is providing advice and assistance on the Company’s strategic planning and business strategies for a total annual fee, including reimbursement of out-of-pocket
expenses of €146,801 (approximately $222,000 in Canadian dollars), net of applicable taxes.. Carlo
Coda-Nunziante
consented to a
COVID-19
fee reduction of 20% for the months of April, May and June 2020, 10% for July, August and September 2020 and 20% for the month of January 2021. In fiscal 2021, 2020 and 2019, the Company incurred charges of €135,000, €154,000 and €153,000 (approximately $209,000, $229,000 and $231,000 in Canadian dollars), including applicable taxes, respectively. This agreement has been renewed in March 2021 for an additional one-year
term upon the same terms and conditions.